Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Columbia Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I COLUMBIA MID CAP GROWTH FUND (the "Fund") Supplement dated January 1, 2012 to the Fund's Class Y prospectus dated January 1, 2012
Supplement - Text Block	columbia_SupplementTextBlock_01
The footnote to the bar chart in the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

*Year-to-date return as of September 30, 2011: -12.09%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -12.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.09%)